INTEREST IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST IN ASSOCIATES
Schedule of principal associates

		Particulars	Percentage	Percentage of
	Form of	of issued	of equity	equity held
	business	and paid	held	by the Company’s	Principal	Country of	Principal place
Name of company	structure	up capital	by the Company	subsidiaries	activities	incorporation	of business
			%	%
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd")	Incorporated	Registered capital RMB 200 million	—	50.00	Operation of natural gas pipelines and auxiliary facilities	PRC	PRC
Sinopec Finance Company Limited ("Sinopec Finance")	Incorporated	Registered capital RMB 18,000 million	49.00	—	Provision of non-banking financial services	PRC	PRC
PAO SIBUR Holding (“SIBUR”) (i)	Incorporated	Registered capital RUB 21,784 million	—	10.00	Processing natural gas and manufacturing petrochemical products	Russia	Russia
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy")	Incorporated	Registered capital RMB 17,516 million	—	38.75	Mining coal and manufacturing of coal-chemical products	PRC	PRC
Caspian Investments Resources Ltd. ("CIR")	Incorporated	Registered capital USD 10,000	—	50.00	Crude oil and natural gas extraction	British Virgin Islands	The Republic of Kazakhstan

Schedule of reconciliation of summarised financial information of associate accounted for using equity method to carrying amount of interest in associate

							Zhongtian
	Pipeline Ltd		Sinopec Finance		SIBUR		Synergetic Energy		CIR
	December 31,		December 31,		December 31,		December 31,		December 31,
	2018	2019	2018	2019	2018	2019	2018	2019	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets	12,498	13,245	209,837	180,383	22,502	31,634	7,477	4,219	6,712	7,612
Non-current assets	39,320	37,842	16,359	18,926	170,796	182,646	49,961	56,424	1,828	971
Current liabilities	(1,020)	(721)	(200,402)	(170,621)	(23,293)	(31,295)	(7,252)	(13,887)	(961)	(936)
Non-current liabilities	(3,026)	(2,910)	(332)	(582)	(58,628)	(71,289)	(31,436)	(26,227)	(673)	(166)
Net assets	47,772	47,456	25,462	28,106	111,377	111,696	18,750	20,529	6,906	7,481
Net assets attributable to owners of the Company	47,772	47,456	25,462	28,106	110,860	111,250	18,750	20,529	6,906	7,481
Net assets attributable to non-controlling interests	—	—	—	—	517	446	—	—	—	—
Share of net assets from associates	23,886	23,728	12,476	13,772	11,086	11,125	7,266	7,955	3,453	3,741
Carrying Amounts	23,886	23,728	12,476	13,772	11,086	11,125	7,266	7,955	3,453	3,741

Schedule of summarised statement of comprehensive income of associates

										Zhongtian Synergetic
	Pipeline Ltd			Sinopec Finance			SIBUR			Energy			CIR
Year ended December 31	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019	2017	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	5,644	4,746	5,008	3,542	4,536	4,966	52,496	59,927	56,706	3,569	12,235	13,329	2,563	2,856	2,334
Net income/(loss) for the year	2,543	2,022	2,191	1,536	1,868	2,234	9,601	10,400	6,513	123	1,142	1,994	(610)	583	424
Other comprehensive (loss)/income	—	—	—	(246)	(157)	411	(260)	6,410	(1,435)	—	—	—	(334)	116	151
Total comprehensive income/(loss)	2,543	2,022	2,191	1,290	1,711	2,645	9,341	16,810	5,078	123	1,142	1,994	(944)	699	575
Dividends declared by associates	—	1,207	1,259	—	490	—	221	271	468	—	—	219	—	—	—
Share of net income/(loss) from associates	1,272	1,011	1,096	753	915	1,095	960	1,040	651	48	443	773	(305)	292	212
Share of other comprehensive (loss)/income from associates (ii)	—	—	—	(121)	(77)	201	(26)	641	(144)	—	—	—	(167)	58	76

Notes:

(i)Sinopec is able to exercise significant influence in SIBUR since Sinopec has a member in SIBUR's Board of Director and has a member in SIBUR's Management Board.

(ii)Including foreign currency translation differences.